EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 2020 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 325 (“Amendment No. 325”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 325 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-20-000309) on February 26, 2020:

Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Global Income Builder Fund

Eaton Vance Global Small-Cap Equity Fund

Eaton Vance Government Opportunities Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Global Bond Fund

(formerly Eaton Vance Diversified Currency Income Fund)

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Multi-Asset Credit Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: March 2, 2020